Financial Risk Management - Summary of Maximum Exposure to Credit Risk (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		₩ 812,680,771	₩ 746,811,197
Financial assets
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		625,370,475	574,163,818
Due from financial institutions measured at amortized cost
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk	[1]	28,362,387	22,720,091
Due from financial institutions measured at fair value through profit or loss
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		200,742	100,094
Securities measured at fair value through profit or loss
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		63,002,692	58,415,100
Loans measured at fair value through profit or loss
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		269,296	337,983
Financial instruments indexed to the price of gold
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		113,622	89,965
Derivatives
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		3,721,370	5,545,385
Loans measured at amortized cost
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk	[1]	417,900,273	377,166,984
Securities measured at fair value through other comprehensive income
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		56,259,511	58,456,889
Securities measured at amortized cost
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk	[1]	44,471,628	36,870,229
Loans measured at fair value through other comprehensive income
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		313,604	293,409
Other financial assets
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk	[1]	10,755,350	14,167,689
Off-balance sheet items
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		187,310,296	172,647,379
Acceptances And Guarantees Contracts
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		10,199,689	8,548,928
Financial guarantee contracts
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		6,892,464	4,964,468
Commitments
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		₩ 170,218,143	₩ 159,133,983

[1]	After netting of allowance